Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 07, 2023	Nov. 07, 2023	Jan. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense				$ 207	$ 798	$ 447	$ 1,446	$ 1,475	$ 1,865
Options vested	20,000,000	543,057	277,778
Options vested	613,510	613,510
Options vested exercise price	$ 1.00	$ 1.00
Fair value of stock awards vested								1,100	1,500
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense								$ 400	$ 300
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, description								Common Stock equal to 10% of the number of shares of Common Stock of the Company following the Business Combination for issuance thereunder.
Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense				0	100	34	300
Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense				$ 200	$ 700	$ 1,100	$ 400
New Equity Incentive Plan [Member] | Employees Directors and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options vested										3,000,000
New Equity Incentive Plan [Member] | Employees Directors and Consultants [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period										1 year
New Equity Incentive Plan [Member] | Employees Directors and Consultants [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period										4 years